RICHARD H. GILDEN PARTNER PHONE 212-715-9486 FAX 212-715-8085 RGILDEN@KRAMERLEVIN.COM

January 8, 2008

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission
Division of Corporation Finance
One Station Place
100 F Street, N.E.
Washington, D.C. 20549
Attn: Elaine Wolf, Legal Branch Chief

  Re:
  RiskMetrics Group, Inc.
  Registration Statement on
  Form S-1
  Filed September 19, 2007,
  Amendment No. 1 Filed November 2, 2007,
  Amendment No. 2 Filed November 30, 2007
  File No. 333-146167

Ladies and Gentlemen:

        On behalf of RiskMetrics Group, Inc. (the "Company"), we provide the Company's responses to the letter dated December 27, 2007 (the "Comment Letter") to Mr. Steven E. Friedman, General Counsel for the Company, setting forth the comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") relating to the above referenced filing.

        This letter sets forth the Company's responses to the Staff's comments. For your convenience, the Staff's comments contained in the Comment Letter have been restated below in their entirety, with the responses to each comment set forth immediately under the applicable comment. The headings and numbered paragraphs in this letter correspond to the headings and numbered paragraphs of the Comment Letter. Please note that the Company has included in Amendment No. 3 to the Registration Statement ("Amendment No.3"), which is being submitted simultaneously with this letter, the revisions to the Registration Statement described in its responses to the Staff's comments in this letter.

        For your convenience we are submitting a copy of Amendment No.3 marked to show changes from the prior version. All references herein to page numbers in the Registration Statement are to page numbers in this marked version.

Compensation Discussion and Analysis, page 101

1.
Please confirm that you will update your compensation disclosure to include compensation amounts for the year ending December 31, 2007 if the registration statement is not effective on or before that date.

Response:

        The Company has updated the compensation disclosure to include compensation amounts for the year ending December 31, 2007 on pages 107 through 113 in response to the Staff's comment.

2.
Please revise to clearly disclose each element of compensation. Refer to Item 402(b)(1)(iii) of Regulation S-K. We note that you refer to bonuses, equity incentives, and base salary, but it is not clear whether these are the only elements of compensation.

Response:

        The Company has revised the disclosure on page 105 to clarify that bonus, equity incentives and base salary are the only elements of compensation in response to the Staff's comment.

Compensation Guidelines, page 103

3.
We note the reference in the first bullet point to an executive's "potential financial compensation." Please revise to discuss how "potential" amounts are determined and how they are communicated to the executives. Clarify whether the compensation committee establishes target bonus amounts and then awards bonuses as a percentage of the target based on achievement of your stated objectives. If so, disclose the target amounts and percentage awards for 2006.

Response:

        The Company has revised the disclosure on pages 105 through 108 in response to the Staff's comment.

2006 Corporate Objectives, page 102

4.
We note your response to comment 10 of our letter dated November 19, 2007. For 2006, please explain how these objectives resulted in the compensation amounts awarded to the CEO. Disclose the relative weight assigned to each of the corporate objectives and key measures used by the compensation committee. Also, describe the compensation committee's determinations regarding whether and to what extent each objective and key measure was achieved.

Response:

        The Company has revised the disclosure on pages 107 and 108 in response to the Staff's comment and solely with respect to the Company's 2007 Corporate Objectives. Although the Company believes that rules and formulas can be useful to set compensation guidelines, the Company also believes that compensation decisions must be applied in consideration of specific circumstances. Consequently, the compensation committee uses its discretion and judgment when using corporate objectives to determine bonus and equity compensation amounts.

5.
We note that bonus and equity compensation for the executive officers other than your CEO were determined in consultation with the CEO based on the stated corporate objectives with variances to account for the particular roles of each executive. Please provide a more detailed discussion of how the actual compensation amounts in 2006 were determined. Describe the variances that applied to each of the executive officers and how these adjustments resulted in the amounts of compensation granted.

Response:

        The Company has revised the disclosure on page 108 in response to the Staff's comment. As discussed in its response to question 4, the Company believes that compensation decisions must be applied in consideration of specific circumstances and, as such, the compensation committee uses its discretion and judgment when using corporate objectives to determine bonus and equity compensation amounts.

6.
The first bullet point on page 103 indicates that a majority of your executives' potential financial compensation will be incentive-based rather than fixed. In 2006, your CEO received a higher fixed salary than bonus amount and received no stock option awards. By contrast, your other named executive officers received bonuses that were higher than or equal to base salary amounts and also received stock options. In your discussion of how compensation amounts were determined in 2006, please address the discrepancy between your compensation guidelines and the amounts awarded to your CEO in 2006.

Response:

        The Company has revised the disclosure on page 108 in response to the Staff's comment.

7.
We note your response to comment 11 of our letter dated November 19, 2007. Please explain in more detail how you determined the amount provided under the stock option plans for each named officer. Currently, it is not clear how the company objectives and key measures resulted in the amounts awarded.

Response:

        The Company has revised the disclosure on page 108 in response to the Staff's comment. As discussed in its response to question 4, the Company believes that compensation decisions must be applied in consideration of specific circumstances and, as such, the compensation committee uses its discretion and judgment when using corporate objectives to determine bonus and equity compensation amounts.

2007 Corporate Objectives, page 105

8.
We note your response to prior comment 10. Please provide a more detailed analysis of how disclosure of your specific targets for revenues, EBITDA, and cash flow would provide valuable insight into your cost structure that would enable your competitors to engage in pricing negotiations that would be detrimental to your business. Considering that actual revenues, EBITDA, and cash flow amounts will be made public through your quarterly and annual financial statements, it is not clear why disclosure of the target amounts would create competitive harm. Alternatively, please disclose the actual target amounts.

Response:

        The Company respectfully submits that disclosure of the Company's historical revenues, EBITDA and cash flow results in accordance with the rules and regulations promulgated under the Securities Act of 1933, as amended, is significantly distinguishable from disclosure of prospective financial targets. While disclosure of historical financial data provides a reader with important information regarding the Company's historical performance, disclosure of prospective financial targets has a significant potential to provide the Company's competitors with key insights into the Company's key strategies and expectations with regard to the periods covered by such projections.

        For example, to the extent that the Company's annual targets include the expected effects of a significant change in the way the Company prices its products or services, the disclosure of these targets could provide the Company's competitors with a harmful competitive advantage by informing the Company's competitors of such a change before the Company has had an opportunity to effectively implement it. Similarly, to the extent the Company's annual targets assume the consummation of potential acquisitions, disclosure of such targets may allow the Company's competitors to anticipate and pre-empt the Company's targeted acquisitions. In contrast, disclosure of the historical effects of a change in the Company's pricing structure or the consummation of an acquisition would not harm the Company's ability to effectively compete since the Company would first have an opportunity to execute its strategy for the coming year.

Exhibit 5.1—Legal Opinion

9.
Please file your legal opinion with the next amendment or provide a draft opinion for us to review. We must review the opinion before we declare the registration statement effective and we may have comments.

Response:

        The Company has filed a form of the legal opinion as Exhibit 5.1 to Amendment No. 3.

        Kindly acknowledge receipt of this letter by stamping the enclosed copy and returning it in the enclosed self-addressed, postage pre-paid envelope. If you have any questions or comments regarding the responses set forth herein, please do not hesitate to call Richard Gilden at (212) 715-9486, Ernest Wechsler at (212) 715-9211 or Jeffrey Taylor at (212) 715-9335.

Sincerely,

Richard H. Gilden
cc:
Stacey Gorman
Steven Friedman, RiskMetrics Group, Inc.